Stockholders’ Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders Equity Deficit Tables
Stock Option Activity

The following table summarizes stock option activity for the three months ended March 31, 2014:

Options
Outstanding at December 31, 2013	5,672,464
Granted	180,000
Exercised	-
Canceled/forfeited/expired	(79,637)
Outstanding at March 31, 2014	5,772,827

The following table summarizes stock option activity under our stock-based plans as of and for the year ended December 31, 2013:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding at December 31, 2011	268,333	$4.92	5.12		$1,240,000
Granted	113,750	$3.36	4.53
Exercised	-	$-	-
Canceled/forfeited/expired	(56,250)	$3.48	3.15
Outstanding at December 31, 2012	325,833	$4.62	4.44	$
Granted	5,473,705	$1.98
Exercised	-	$-
Canceled/forfeited/expired	(127,097)	$4.06
Outstanding at December 31, 2013	5,672,464	$2.08	9.17		$415,259
Expected to vest at December 31, 2013	2,644,882	$2.21	8.82		$181,501
Exercisable at December 31, 2013	1,021,191	$2.25	8.31		$79,421
Unrecognized expense at December 31, 2013	$3,074,119

Stock-Based Compensation Expense

The impact on our results of operations of recording stock-based compensation expense for the three months ended March 31, 2014 and 2013 was as follows:

	Three months ended March 31,
	2014	2013

General and administrative	$278,899	$84,902
Sales and marketing	41,364	7,618
Engineering, research, and development	(4,884)	982
	$317,351	$93,502

Valuation Assumptions

An independent valuation expert calculated the fair value of each stock option award on the date of grant using the Black-Scholes option pricing model. The following weighted average assumptions were used for the three months ended March 31, 2014 and 2013.

	Three months ended March 31,
	2014	2013
Risk-free interest rate	1.89%	0.43%
Expected life (years)	6.08	2.82
Expected dividend yield	0%	0%
Expected volatility	132.0%	122.0%

Summary of non-employee warrant activity

A summary of non-employee warrant activity under the 2010 Plan from December 31, 2013 to March 31, 2014 is presented below:

Number
Outstanding
Outstanding at December 31, 2013	150, 556
Granted	-
Exercised	-
Canceled/forfeited/expired	(555)
Outstanding at March 31, 2014	150,001